STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 5,815,204		$ 1,623,764
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(6,548,180)		(2,581,396)
Changes in assets and liabilities
Other assets	2,200		(13,575)
Accounts payable and accrued expenses	(9,012)		2,500
Accounts payable - affiliates	(5,043,215)		(518,358)
Net cash provided by (used in) operating activities	(5,783,003)		(1,487,065)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	6,607,094	[1]	2,539,971	[2]
Net cash provided by investing activities	6,607,094		2,539,971
Cash flows from financing activities
Distributions to partners	(4,462,881)		0
Net cash used in financing activities	(4,462,881)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,638,790)		1,052,906
Cash and cash equivalents, beginning	5,933,101		4,880,195
Cash and cash equivalents, end	2,294,311		5,933,101
Series Fifteen [Member]
Cash flows from operating activities
Net income (loss)	(117,270)		(152,736)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(20,746)		(40,762)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	94,556		138,069
Net cash provided by (used in) operating activities	(43,460)		(55,429)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	20,746	[1]	40,762	[2]
Net cash provided by investing activities	20,746		40,762
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(22,714)		(14,667)
Cash and cash equivalents, beginning	184,136		198,803
Cash and cash equivalents, end	161,422		184,136
Series Sixteen [Member]
Cash flows from operating activities
Net income (loss)	508,571		(165,922)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(791,031)		(149,074)
Changes in assets and liabilities
Other assets	0		(23,575)
Accounts payable and accrued expenses	(512)		0
Accounts payable - affiliates	(660,687)		134,907
Net cash provided by (used in) operating activities	(943,659)		(203,664)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	856,031	[1]	107,649	[2]
Net cash provided by investing activities	856,031		107,649
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(87,628)		(96,015)
Cash and cash equivalents, beginning	264,550		360,565
Cash and cash equivalents, end	176,922		264,550
Series Seventeen [Member]
Cash flows from operating activities
Net income (loss)	5,558,239		85,976
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(5,708,385)		(336,562)
Changes in assets and liabilities
Other assets	2,200		0
Accounts payable and accrued expenses	(8,500)		0
Accounts payable - affiliates	(4,622,115)		(172,093)
Net cash provided by (used in) operating activities	(4,778,561)		(422,679)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	5,702,299	[1]	336,562	[2]
Net cash provided by investing activities	5,702,299		336,562
Cash flows from financing activities
Distributions to partners	(382,881)		0
Net cash used in financing activities	(382,881)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	540,857		(86,117)
Cash and cash equivalents, beginning	258,319		344,436
Cash and cash equivalents, end	799,176		258,319
Series Eighteen [Member]
Cash flows from operating activities
Net income (loss)	(21,394)		681,398
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(28,018)		(859,438)
Changes in assets and liabilities
Other assets	0		10,000
Accounts payable and accrued expenses	0		(5,000)
Accounts payable - affiliates	145,031		(619,241)
Net cash provided by (used in) operating activities	95,619		(792,281)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	28,018	[1]	859,438	[2]
Net cash provided by investing activities	28,018		859,438
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	123,637		67,157
Cash and cash equivalents, beginning	231,682		164,525
Cash and cash equivalents, end	355,319		231,682
Series Nineteen [Member]
Cash flows from operating activities
Net income (loss)	(112,942)		1,175,048
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	0		(1,195,560)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		7,500
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	(112,942)		(13,012)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	1,195,560	[2]
Net cash provided by investing activities	0		1,195,560
Cash flows from financing activities
Distributions to partners	(4,080,000)		0
Net cash used in financing activities	(4,080,000)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,192,942)		1,182,548
Cash and cash equivalents, beginning	4,994,414		3,811,866
Cash and cash equivalents, end	$ 801,472		$ 4,994,414

[1]	Fund proceeds from disposition includes $65,000 recorded as a receivable as of March 31, 2013 for Series 16 and Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $6,086 for Series 17.
[2]	Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.